Long-Term Debt (Details) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 09, 2023	Jan. 31, 2022	Dec. 31, 2021	Jan. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Jan. 18, 2022	Feb. 28, 2021	Nov. 30, 2013
Long-Term Debt (Details) [Line Items]
Exchange for cash	$ 50,000,000
Percentage of rate of interest	5.00%
Accrued interest					$ 600,000
unamortized debt issuance costs		$ 500,000					$ 500,000		$ 200,000
Lender fees		$ 3,100,000
Long-term debt					300,000		200,000
Amortization to debt issuance costs					$ 47,000	$ 100,000
Issued principal amount										$ 25,000,000
Fixed interest rate										5.50%
Incurred issuance costs							$ 400,000
Effective interest rate							6.41%
Expenses related to lender fees							$ 3,100,000
Warrants issued fair value							$ 0.2
Common stock shares (in Shares)							8,208,682
Exercise price per share (in Dollars per share)							$ 0.5167
Convertible preferred stock issued (in Shares)					199,145,285							1,532,480
Promissory note unsecured loan amount				$ 900,000
Aggregate outstanding amount				$ 1,800,000
Fixed interest rate				1.00%
Gain on extinguishment of amount			$ 1,800,000		$ 171,000	$ 3,613,000	$ 3,613,000	$ (1,801,000)
Net debt issuance costs			$ 600,000				200,000	600,000
Amortization of debt issuance costs							300,000	$ 1,600,000
Series D convertible preferred stock
Long-Term Debt (Details) [Line Items]
Amortization to debt issuance costs							$ 700,000
Convertible preferred stock issued (in Shares)				17,007,606	49,342,160						17,007,606